650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

February 19, 2013

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Maryse Mills-Apenteng
Barbara C. Jacobs
Jan Woo
Kathleen Collins
Laura Veator

Re:	Cyan, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted December 20, 2012
CIK No. 1391636

Ladies and Gentlemen:

On behalf of our client, Cyan, Inc. (“Cyan” or the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated January 16, 2013 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”). In response to the comments set forth in the Comment Letter, Cyan has revised the Registration Statement and is concurrently submitting via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we have included both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on December 20, 2012.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of the revised draft of the Registration Statement, as applicable.

General

1.	We note your disclosure on page 34 that, as an emerging growth company, you do not intend to opt out of the extended transition period for complying with new or revised accounting standards under Section 107(b) of the Jumpstart Our Business Startups Act but that you will confirm your irrevocable decision at a later date. Please be advised that you should have confirmed your election in your initial confidential submission of the registration statement. Please disclose your irrevocable election in your next amendment. In addition, provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. State in your risk factor that, as a result of this election, your financial statements may not be comparable to those of companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures. See Question 13 of the Jumpstart Our Business Startups Act Frequently Asked Questions, available on our website.

The Company advises the Staff that in response to the Staff’s comment, the Company has revised the disclosure on pages 34 and 64 of the Registration Statement to disclose its election not to utilize the extended transition period under Section 107(b) of the Jumpstart Our Business Startups Act (the “JOBS Act”).

AUSTIN  BRUSSELS  GEORGETOWN, DE  HONG KONG  NEW YORK  PALO ALTO  SAN DIEGO  SAN FRANCISCO   SEATTLE  SHANGHAI  WASHINGTON, DC

Securities and Exchange Commission

February 19, 2013

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that there are no written communications that anyone has presented or intends to present to potential investors other than the prospectus that forms a part of the Registration Statement. There are no research reports about the Company that have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the JOBS Act by any broker or dealer that is participating or will participate in this offering.

3.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company respectfully acknowledges the Staff’s comment and confirms that the Company will update the Registration Statement with the required information in a subsequent amendment, including but not limited to the price range, as soon as such information is available and with sufficient time for the Staff to review such information.

4.	We note your inside front cover graphics. The graphics you elected to include give prominence to your Blue Planet platform, though this platform has generated an immaterial amount of your revenues and was released only one month ago. In addition, it is unclear from the graphics alone what the computer shots represent. Please consider revising the inside front cover graphic to address these concerns. For guidance, refer to the Securities Act Forms Compliance and Disclosure Interpretations Question 101.02, available on our website at http://www.sec.gov/divisions/corpfin/guidance/safinterp.htm.

The Company respectfully submits that the prominence of the Company’s Blue Planet platform (“Blue Planet”) in the inside front cover graphics is indicative of the importance of Blue Planet to the Company’s business on both a historical and a going-forward basis. As explained in the prospectus, including on pages 1, 48 and 85, the Company’s Blue Planet software, introduced in December 2012, is an extension of its prior software that was embedded as an integral operating system on its Z-Series

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February 19, 2013

platform. In order to address the Staff’s comment, the Company has revised the graphics and included in the new textual disclosure a note that tracks the description of Blue Planet in the Summary of the prospectus.

In addition, the Company advises the Staff that the Company has revised the graphics to rearrange them and add textual disclosure to clarify the contents and meaning of all of the graphics.

Prospectus Summary, page 1

5.	It appears that portions of your summary, such as the overview, industry background and strategy sections, are unnecessarily repetitive. Please review and revise the summary to avoid repetitive disclosure and to limit your disclosure to those matters that are key to your offering. Refer to Item 503 of Regulation S-K.

The Company advises the Staff that the Company has revised the disclosure on pages 1-3 of the Registration Statement to address the Staff’s comment.

6.	Please briefly describe such terms as “broadband backhaul,” “wireless backhaul” and “metroWDM.” In addition, some of your business descriptions rely on business jargon not readily understood by persons not already familiar your business. Examples of such terms include, without limitation, “Ethernet services edge routing,” “access aggregation,” and “packet-optimal equipment.” While we note you have provided descriptions of several such terms in the business section of the prospectus, the summary is subject to the plain English requirements of Rule 421(d) of Regulation C and should be readily understood without reference to defined terms located elsewhere in your document.

The Company advises the Staff that the Company has revised the disclosure on pages 1 and 3 of the Registration Statement to address the Staff’s comment.

7.	Please disclose the actual release date of your Blue Planet platform, which you state elsewhere was as recently as December 2012, and clarify that the Blue Planet platform has an unproven revenue model that has generated an immaterial amount of your revenue for your business. In addition, disclose here that you have historically generated substantially all of your revenue from the sale of your Z-Series platforms. To the extent that the Blue Planet platform signals a shift in direction of your business, this should be discussed as well.

The Company advises the Staff that the Company has revised the disclosure on pages 2 and 46 of the Registration Statement to address the Staff’s comment. The Company supplementally advises the Staff that the release date of the Blue Planet platform was December 4, 2012.

Industry and Market Data, page 38

8.	You state that potential investors should not place “undue weight” on the information in the industry publications and reports you present. You have provided industry and market data to assist investors in understanding your industry, business and potential market. As presented, this data receives fairly prominent discussion in your prospectus. Please clarify what “undue weight” means in this context or revise your statement to remove any implication that investors may not rely on the statistical data that you have provided.

The Company advises the Staff that in response to the Staff’s comment, the Company has revised page 38 of the Registration Statement to delete the statement regarding placing undue weight on the information in the industry publications quoted above.

Securities and Exchange Commission

February 19, 2013

Use of Proceeds, page 39

9.	To the extent known, expand your disclosure regarding the use of proceeds to discuss the amounts that you may use for the expansion of your sales organization, overseas expansion, and expansion of your solutions. This section does not require disclosure of definitive plans and it is acceptable to discuss preliminary plans.

The Company advises the Staff that at the current time the Company has no specific or preliminary plans with respect to the Company’s anticipated use of the proceeds from this offering beyond the uses disclosed in the Use of Proceeds section on page 39 of the Registration Statement. The Company notes the Staff’s comment and will further revise the disclosure in the Registration Statement should more specific determinations with respect to the use of proceeds from this offering be made prior to the completion of this offering.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 46

10.	Please consider expanding your overview discussion to address material opportunities, uncertainties, risks and challenges facing the company, and how management intends to address these issues. For example, we note from your disclosure on page 22 that a significant portion of your revenue was attributable to sales to IOCs and other service providers that used government-supported loan programs or grants. You further indicate that changes to or elimination of these programs are likely and may substantially reduce or curtail future purchases of your solutions. As another example, we note that your most significant customer, Windstream Corporation, has publically announced its intention to reduce its overall capital expenditures in 2013, which may reduce your future revenues from this customer. Tell us what consideration you gave to including both a quantitative and qualitative discussion of these potential trends and uncertainties facing the company, such as quantifying the extent to which Windstream expects to reduce its overall capital expenditure in 2013. We refer you Item 303(a)(3)(ii) of Regulation S-K and Section III.B.3 of SEC Release No. 33-8350.

The Company advises the Staff that in response to the Staff’s comment, the Company has revised the overview discussion to include further details with respect to the trends the Company faces on page 46 of the Registration Statement. The Company notes that while Windstream has announced plans to reduce capital expenditures for 2013, Windstream has not publicly quantified that reduction. Moreover, Windstream has not informed the Company how its capital spending plans are likely to affect its purchases from the Company. As a result, the Company is unable, at this time, to specifically quantify how the Windstream announcement will impact purchases from the Company. In addition, while the

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February 19, 2013

Company included in the risk factors specific disclosure of the decrease in government stimulus funds, the Company does not possess information that would allow it to ascertain the quantity of specific government program cuts that directly relate to reductions of revenue. The Company notes that the overall trend language contained on pages 46 and 47 of the Registration Statement highlights the trends known to the Company.

Results of Operations, page 51

11.	We note several instances in which your discussion of the results of operations does not quantify sources of material changes. For example, you disclose on page 52 that revenues for the nine months ended September 30, 2012 increased by 141% due to increased product shipment volume to new and existing customers and a shift in product mix. Where a material change is attributed to two or more factors, including any offsetting factors, the contribution of each identified factor should be described in quantified terms. Further, it is unclear the extent to which revenues were derived from existing versus new customers. In this respect, we note your disclosure elsewhere in the prospectus that 90% of your customers place additional orders following the initial deployment. See Item 303(a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835. Please revise your disclosures accordingly.

The Company advises the Staff that the Company has revised the disclosure on pages 52 and 54 of the Registration Statement to focus the disclosure on the primary driver of material changes. The Company supplementally advises the Staff that Z-Series hardware sales continue to drive revenue and the Company does not believe that the distinction between existing and new customers is an important factor for the explanation of the results of operations since in any given period there is a high variability in the amount of revenue derived from existing versus new customers due, among other things, to the specific timing and size of an initial purchase by a new customer as well as the specific timing and size of follow-on orders by existing customers. The size of orders by both new and existing customers are substantially dependent upon the nature and scope of their networks into which our solutions are being deployed, which vary substantially from customer to customer and are not indicative of a material trend in the Company’s business. In addition, the Company has emphasized its customer loyalty by noting that 90% of the Company’s customers place additional orders with the Company following initial deployment, but given the short-term, purchase order nature of the Company’s business, the Company has focused on overall sales of its Z-Series hardware to all customers, existing and new. As the Company experiences diversification of its revenue beyond its hardware sales, the Company will continue to evaluate additional material changes that will merit disclosure after the Company is a reporting company.

Comparison of the Nine Months ended September 30, 2011 and 2012

Cost of Revenue, Gross Profit and Gross Margin, page 53

12.	Tell us what consideration you gave to disclosing the extent to which your increase in gross margin is a result of efficiencies versus a shift in product mix from line cards that are more focused on pure optical transport to line cards with packet-handling capabilities. See Item 303 (a)(3)(iii) of Regulation S-K and Section III.D of SEC Release No. 33-6835.

The Company advises the Staff that the Company has updated and revised the disclosure on page 53 of the Registration Statement to make clear that the year over year period increase in gross margin reflects scale efficiencies due to increased unit sales and related reductions in manufacturing costs driven by higher volume production.

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February 19, 2013

Operating Expenses, page 53

13.	We note that throughout your operating expenses discussion you attribute the change in various operating expenses to fluctuations in headcount. Please tell us what consideration you gave to quantifying the fluctuations in headcount. In this regard, it may be beneficial to provide comparative headcount data to assist in explaining significant fluctuations related to changes in personnel levels. We refer you to Section III. D of SEC Release 33-6835. Please also provide the same disclosure for your increase in operating expenses for 2011 compared to 2012.

The Company advises the Staff that the Company has revised the disclosure on page 56 of the Registration Statement to address the Staff’s comment.

Critical Accounting Policies and Estimates

Stock-Based Compensation

Common Stock Valuations, page 67

14.	When determined, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

The Company supplementally advises the Staff that the Company initiated discussions with the underwriters regarding the offering in October and November 2012, when the Company met with representatives from each of the underwriters, as well as representatives from other investment banks that are not participating in the offering. The purpose of the meetings was to select the underwriters for the offering. While each of the underwriters provided the Company with its analysis of the Company’s business, how the underwriter would position the Company for an offering and valuation methodologies and analyses of comparable companies, the underwriters did not provide the Company with any valuation of the Company.

The Company will advise the Staff of the Company’s proposed IPO price when available.

15.	Please revise to disclose the market multiples you have used to determine the value of your common stock as of each valuation date.

The Company advises the Staff that the Company has revised the disclosure on pages 69-72 of the Registration Statement to address the Staff’s comment.

Securities and Exchange Commission

February 19, 2013

16.	Please revise to disclose the factors you considered in determining your peer group companies. For instance, you should more clearly describe how you selected comparable companies whether based on industry, size, revenue multiples and/or growth rates. Also, please clarify whether the same set of peer group companies are used in all the relevant valuation estimates, including stock options, common stock or inputs to other valuations such as the discount rate.

The Company advises the Staff that the Company has revised the disclosure on pages 67 and 69 of the Registration Statement to address the Staff’s comment.

17.	We note your fair valuation determination relied upon the average of the income and market approaches to arrive at a business enterprise value. Please disclose the factors you considered in using an equal weighting of the income approach and the market approach as of each valuation date.

The Company advises the Staff that the Company has revised the disclosure on page 69 of the Registration Statement to address the Staff’s comment.

18.	We note your disclosure relating to the valuations for July, August and September 2012 where you state “[w]e also utilized a 25% discount rate for the DCM income calculation, increased from the prior period as a result of improved economic outlook….” Please clarify how an improved economic outlook resulted in an increase in the discount rate.

The Company advises the Staff that the Company has revised the disclosure on page 72 of the Registration Statement to address the Staff’s comment.

19.	Please explain further how you applied the straight-line calculation in determining the fair value of your common stock at each option grant date. In this regard, please provide us with the fair value of your common stock at each quarter-end and describe the methodologies and assumptions used to determine such amounts. Then provide the calculations that support how you applied the values determined at each quarter-end to arrive at the estimated fair value of your common stock at each option grant date. In addition, you state that the straight-line calculation provided a reasonable basis for fair valuing your common stock for options granted between quarters as you “did not identify any single event that occurred during this interim period that would have caused a material increase or decrease in fair value.” Please clarify how you considered the significant revenue growth in the second quarter of 2012 in your straight-line calculations.

The Company advises the Staff that in response to the Staff’s comment the Company has provided expanded disclosure for the discussion of the factors considered in the valuations determined based on the third-party valuation reports prepared on behalf of the Company as of December 31, 2011 and during the year ended December 31, 2012, and has revised the disclosure on pages 69-72 of the Registration Statement to address the Staff’s comment.

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February 19, 2013

In addition, the Company supplementally is providing the Staff with the following common stock fair value per share at each valuation date after December 31, 2011 (including each quarter-end and the valuation date of November 30, 2012):

Date of valuation	Common Stock Fair Value Per Share
December 31, 2011	$2.15
March 31, 2012	$2.67
June 30, 2012	$3.20
September 30, 2012	$4.47
November 30, 2012	$7.18
December 31, 2012	$8.31

The Company did not identify discreet events that occurred between valuation dates and therefore the Company determined the grant date fair value per share of its common stock for financial reporting purposes for all grant dates during the year ended December 31, 2012 by counting the days between each valuation date and then applying straight-line interpolation.

For purposes of demonstrating the application of the straight-line interpolation, the following is an example of the Company’s determination of the fair value of our common stock as of July 10, 2012:

Fair value of common stock as of September 30, 2012	$4.47
Fair value of common stock as of June 30, 2012	$3.20

Total change in fair value of common stock during the quarter	$1.27
Number of days in the quarter	92 days
Daily increase in fair value of common stock ($1.27/92 days)	$0.0138
Number of days from June 30, 2012 to July 10, 2012	10 days
Interpolated value for July 10, 2012 grant date ((10 days x $0.0138)+$3.20)	$3.34

The Company further advises the Staff that given the nature of the rapid revenue growth during the quarter ended June 30, 2012, which was not caused by any single discreet event, interpolating from the March 31, 2012 valuation to the June 30, 2012 valuation best reflects the appreciation in the value of the Company’s common stock during that and every other period during 2012.

20.	When the estimated IPO price is known and included in your registration statement, please revise your disclosure to include a discussion of each significant factor contributing to the difference between the fair value of the underlying stock as determined for your most recent valuation date and the midpoint of your IPO offering range. The disclosure should fully describe the assumptions utilized at the IPO valuation date that are significantly different than those used in the most recent valuation.

The Company advises the Staff that once the estimated IPO price is known and included in the Registration Statement, the Company will revise the disclosure to the extent applicable to include a discussion of the significant factors contributing to the difference between the fair value of the underlying stock as of the Company’s most recent valuation date and the midpoint of the IPO offering range, if any.

Securities and Exchange Commission

February 19, 2013

21.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of FASB ASC 718, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

The Company advises the Staff that the Company has revised the disclosure on page 71 of the Registration Statement to act as a placeholder until the estimated offering price range is determined. Once the estimated offering price range is determined, the Company will include the intrinsic value of all outstanding vested and unvested options, based on the difference between the midpoint of the estimated offering price range and the exercise price of options outstanding as of the most recent balance sheet date included in the prospectus, in an amendment to the Registration Statement.

Business, page 72

22.	Please provide support for the assertion on page 4 and 79 that you are a “leading” provider of open, multi-vendor carrier-grade networking solutions. Also provide support for your statements that you have introduced the “industry’s first carrier-grade software-defined networking solution.”

In response to the Staff’s comment, the Company has revised the disclosure on pages 4 and 81 of the Registration Statement to clarify that the Company’s strategy is to establish itself as a leading provider of open, carrier-grade networking solutions. Furthermore, the Company has revised pages 1, 46, 74, 79 and 83 of the Registration Statement in response to the Staff’s comment regarding the “industry’s first” solution.

23.	With respect to all third-party statements in your prospectus — such as market data by ACG Research, Gartner, Inc. and International Data Corporation — please provide us with the relevant portion of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports were prepared for you or in connection with the offering.

The Company advises the Staff that the Company is supplementally providing to the Staff the relevant portions of the industry research data and reports from ACG Research, Gartner, Inc. and International Data Corporation as cited in the Registration Statement. Please refer to the materials supplementally provided to the Staff as Annex I. No other third-party statements are included in the Registration Statement. To expedite the Staff’s review, the Company has marked the industry research data and reports so that the Staff can easily locate and review the relevant information. The industry research data and reports were not prepared for the Company nor were they prepared in anticipation of or in connection with this offering. In each case, the Company obtained the industry research data from reports authored by ACG Research, Gartner, Inc. and International Data Corporation, as the case may be, and received consent from these parties to include references to the information contained in these reports and data in the Registration Statement.

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February 19, 2013

24.	We note that you have included both here and in the summary section a selected list of customers. Please disclose the criteria you used in selecting the customers you identified by name so investors can understand their significance to you. Indicate the percentage of your revenues each customers represents.

The Company supplementally advises the Staff that the customers named in the prospectus represent a cross-section of its customer base and include regional, national and global telecommunications service providers as well as providers of network infrastructure. The Company believes that highlighting these customers provides investors with a balanced presentation of the Company’s business because they represent customers of various size and geographic focus. This variety supports the general applicability, broad customer base and addressable market for the Company’s solutions. In addition, the Company respectfully advises the Staff that none of the listed customers, with the exception of Windstream Corporation, whose percentage of revenue is disclosed elsewhere in the Registration Statement, has accounted for greater than 10% of its revenue for the years ended December 31, 2011 and 2012. The Company supplementally advises the Staff that none of these customers, nor any other Company customer other than Windstream, accounted for more than 5% of the Company’s revenue for the years ended December 31, 2011 and 2012. As such, the Company does not believe that disclosure of the percentage of revenue attributable to each representative customer is necessary or would be helpful to investors.

25.	Please tell us what consideration you have given to disclosing your backlog. See Item 101(c)(1)(viii) of Regulation S-K. In this regard it would appear that unfilled orders or contractual commitments to purchase should be considered backlog, even if cancellable.

The Company advises the Staff that the Company has revised the disclosure on page 89 of the Registration Statement to address the Staff’s comment and include disclosure of backlog.

Manufacturing, page 89

26.	Please disclose the material terms of your agreement with Flextronics International Ltd., including but not limited to the duration of the contract, termination provisions, and the rights and obligations of the parties.

The Company advises the Staff that the Company has revised the disclosure on page 92 of the Registration Statement to address the Staff’s comment. The Company further advises the Staff that the Company’s agreement with Flextronics International, Ltd. has also been filed as an exhibit to the Registration Statement.

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February 19, 2013

Management

Executive Officers, page 93

27.	Please provide a chronologically complete description of the business experience for Mark A. Floyd during the past five years. In this regard, Mr. Floyd’s business experience from 2007 through 2009 is unclear. See Item 401 of Regulation S-K.

The Company advises the Staff that the Company has revised the disclosure on page 95 of the Registration Statement to address the Staff’s comments.

Executive Compensation, page 100

28.	We note your disclosure that your principal executive officer was the only named executive officer for fiscal year 2011. Please note that Item 402(a)(3)(ii) of Regulation S-K requires executive compensation disclosure of all persons serving as the company’s principal financial officer or acting in a similar capacity during the completed fiscal year. Please identify the person who served in this capacity and provide the required disclosure.

The Company respectfully submits to the Staff that the Company is an emerging growth company as defined in the JOBS Act and therefore will be able to meet the Item 402 disclosure requirements by providing the disclosure required under Item 402(m) for smaller reporting companies. Under Item 402(m)(2), the Company is only required to disclose compensation for its principal executive officer (“PEO”) and the Company’s two other most highly compensated executive officers. The Company advises the Staff that the Company has revised the disclosure on page 103 of the Registration Statement to disclose both individuals who acted as PEO for the Company in 2012 as well as the Company’s two other most highly compensated executive officers.

29.	In addition, note that Item 402 of Regulation S-K requires executive compensation disclosure for the last completed fiscal year. Please update this section to include executive compensation information for the named executive officers in fiscal year 2012 in addition to the information presented for fiscal year 2011. Refer to Instruction 1 of Item 402(c) of Regulation S-K. Please revise accordingly.

The Company advises the Staff that the Company has revised the disclosure on page 103 of the Registration Statement to address the Staff’s comments.

Certain Relationships, Related Party and Other Transactions, page 108

30.	We note that two of your principal shareholders, Azure Capital Partners and Norwest Venture Partners, have representatives on the board of directors. Please disclose this relationship in this section and explain whether this arrangement is pursuant to an agreement, written or otherwise.

The Company advises the Staff that the Company has revised the disclosure on pages 114-115 of the Registration Statement to address the Staff’s comments.

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February 19, 2013

Principal Stockholders, page 111

31.	Please expand the disclosure in the footnotes to the table on page 111 to indicate the number of Series A, Series B, Series C, Series D, Series E and Series F redeemable convertible preferred shares held by each of the executive officers and directors, holders of more than five percent of the shares, and the selling shareholders.

The Company respectfully advises the Staff that all shares of redeemable convertible preferred stock of the Company will be converted into common stock of the Company in connection with the completion of this offering, and that each series converts into common stock at a 1:1 ratio. As such, the Company does not believe that disclosure of each series of redeemable convertible preferred stock of the Company by each of the executive officers, directors and holders of more than five percent of the shares is necessary or would be meaningful to investors.

Description of Capital Stock, page 114

32.	Please expand this section to include the conversion provisions of your redeemable convertible preferred stock that are currently outstanding including the conversion rates of each series of preferred stock and the conditions under which they will convert. In this regard, we note that the disclosure throughout the prospectus assumes the automatic conversion of all outstanding shares of redeemable convertible preferred stock into shares of common stock, but the conversion occurs upon either: (i) the closing of a public offering of common stock with proceeds to the company of at least $50 million and in which the pre-money valuation of the company is not less than $300 million; or (ii) the written consent or agreement of the holders of the majority of the then-outstanding shares of redeemable convertible preferred stock. Tell us, with a view toward disclosure, whether the conversion will occur upon the closing of the initial public offering or you will need to seek the written consent or agreement of the holders of the preferred stock.

In response to the Staff’s comment, the Company has revised its disclosure on page 120 of the Registration Statement to describe the automatic conversion of its outstanding convertible preferred stock upon the closing of this offering based on the expected net offering proceeds and market valuation. The Company supplementally advises the Staff that the Company currently expects that the automatic conversion of its outstanding convertible preferred stock will occur upon the closing of this offering.

Securities and Exchange Commission

February 19, 2013

Consolidated Financial Statements

Consolidated Statements of Operations, page F-4

33.	We note from your disclosure on page F-11 that in certain cases your products are sold along with services, which include installation, training, remote network monitoring services, post-sales software support, SaaS based subscriptions and/or extended warranty services. We further note your break out of deferred revenue by product and services on page F-18. Tell us how you considered Rule 5-03(b)(1) and (2) of Regulation S-X to separately disclose product and service revenue and their respective costs on the face of your consolidated statements of operations.

The Company advises the Staff that its service revenue, which includes installation, training, remote network monitoring services, post-sales software support, SaaS based subscriptions and extended warranty services, represents less than 10% of the Company’s total revenue in all periods presented and therefore are not required to be disclosed separately. As a result, the Company has also presented cost of revenue on a combined basis.

Notes to Consolidated Financial Statements

Note 1. Organization and Significant Accounting Policies

Credit Risk and Concentrations, page F-9

34.	We note your disclosure that you have no allowance for doubtful accounts as of September 30, 2012. Further, it appears that your days sales outstanding increased from approximately 58 days as of December 31, 2011 to approximately 73 days as of September 30, 2012, while your payment terms are generally net 30 days. Tell us how you considered providing an analysis of days sales outstanding in your liquidity disclosures for each period presented. We refer you to Item 303(a)(1) of Regulation S-K. Also, please tell us the dollar amount of accounts receivable write-offs during each period presented and tell us how you considered these write-offs and the increase in days sales outstanding in determining the adequacy of your allowance for doubtful accounts.

The Company advises the Staff that the Company has not written off any amounts related to uncollectible receivables since inception. Furthermore, the Company did not solely consider historical write-offs in determining the adequacy of the Company’s reserves as of the end of each period, but also performed a specific customer-by-customer assessment of collectability risk of accounts receivable and came to the determination that no allowance was required.

Securities and Exchange Commission

February 19, 2013

The Company respectfully advises the Staff that the Company’s calculation of days sales outstanding is based on the period-end accounts receivable balance divided by the trailing three-months revenue. Based on this calculation, the Company’s day sales outstanding ranged from 45 days to 58 days during the periods presented in the Registration Statement. Given that days sales outstanding is measured as of a given period end, the Company’s period-end days sales outstanding fluctuates based on the timing of billings and collections and the recognition of deferred revenue related to these billings and is not indicative of a known material trend. In this regard, the Company supplementally advises the Staff that as of January 31, 2013, the Company’s days sales outstanding decreased to 43 days.

The Company further advises the Staff that based upon the Staff’s comment, the Company has revised page 18 of the Registration Statement to provide additional disclosure in the risk factors concerning the possible days sales outstanding fluctuations that the Company may experience in connection with its international sales.

Revenue Recognition, page F-10

35.	We note that to the extent the stated contractual prices agree to your estimated selling price on a standalone basis, the allocation of consideration in your multiple-element arrangements is based on the stated contractual prices. Tell us what percentage of your revenue is allocated on this basis. Also, please explain further your statement that if the stated contractual price for any deliverable is outside a narrow range of the estimated selling price on a standalone basis, the allocation is adjusted using the relative-selling-price method and specifically tell us what you mean by “outside a narrow range.”

The Company supplementally advises the Staff that for the substantial majority of its arrangements, all deliverables within those arrangements are priced within a narrow range of the Company’s standard price list for the respective customer tier which represents the Company’s best estimate of selling price. Accordingly, for the substantial majority of the Company’s arrangements, revenue is recognized based on the stated contractual prices. For a limited number of customers, their arrangements are priced solely with regards to the hardware deliverables and the services are included in the arrangements at no stated additional cost. For these arrangements, the Company allocates the total arrangement consideration on a relative selling price basis based on the Company’s best estimate of selling price. During 2012, such arrangements totaled approximately $7.1 million. Application of the relative selling price method to these arrangements resulted in the allocation of approximately $0.2 million to the service deliverables from the hardware deliverables.

Additionally, the Company advises the Staff that its customers are segregated into tiers based on size and geographical location, with each tier having an assigned price list. The price lists are regularly reviewed and approved by the Company’s pricing committee. Within the price lists hardware is priced based on a stated dollar amount and services are priced based on a standard percentage of the hardware. The Company verifies the consistency of its contractual pricing relative to the price list by regularly analyzing transactions. In connection with this analysis, the Company views contractual prices as being reflective of best estimate of selling price if they fall within the narrow range of 15% above or below its standard list price for the respective customer tier. The substantial majority of the Company’s contractual prices fall within this range.

Securities and Exchange Commission

February 19, 2013

Furthermore, the Company advises the Staff that its hardware, which is generally all delivered at the inception the arrangement, represents 97% or greater of the overall arrangement consideration for the majority of its multiple element arrangements. The remaining 3% or less is recognized over the period that the services are delivered.

36.	We note your disclosure that, in general, the company’s products and services qualify as separate units of accounting. Please tell us what factors you considered in determining that your installation services have standalone value. We refer you to the guidance in ASC 605-25-25-5.

The Company supplementally advises the Staff that the Company considers items to have standalone value if they are sold separately by any vendor or if the Company’s customers could resell the delivered items on a standalone basis. Furthermore, the Company does not provide a general right of return to its customers. The Company further advises the Staff that a number of third-party service providers are able to provide and have provided these installation services that typically consist of routine procedures, utilize standard parts and are relatively short in duration. As a result, the Company has concluded that installation services have standalone value.

37.	Please clarify whether your software-as-a-service based subscription services include set-up fees. If so, tell us whether these set-up services have standalone value and describe the factors you considered in making this determination. If the set up fees do not have standalone value, please clarify over what period you recognize the set-up fees and tell us how you determine the amount to defer for such fees.

The Company advises the Staff that the Company does not charge set-up fees related to any software-as-a-service arrangements.

38.	We note your disclosure that post-sales software support revenue and extended warranty services revenue are deferred and recognized ratably over the period during which the services are to be performed. Please clarify whether these include separately priced warranty contracts. If so, please clarify how your accounting policy for recognizing warranty expenses, described on page F-13, complies with the provisions in ASC 605-20-25-4.

The Company advises the Staff that the Company does offer separately priced extended warranties contracts for coverage beyond the initial standard warranty period. The Company advises the Staff that in response to the Staff’s comment, the Company has revised the disclosure on page F-13 of the Registration Statement to indicate that the company expenses all warranty costs as incurred related to separately priced extended warranty contracts.

39.	We note your disclosure on page 88 that you are continuing to build your network of channel partners through which you expect to make a substantial portion of your international sales in future periods. Please clarify your accounting policies for sales made to distributors or resellers. That is, please clarify whether you use the “sell-in” or the “sell-through” method of accounting and the factors you considered in making this determination. Also, tell us whether you offer your resellers any concessions such as rights of return or price protection and if so, tell us how you account for such contingencies.

The Company advises that Staff that during the year ended December 31, 2012, the Company recognized total revenue of $1.2 million under channel partner arrangements, all of which occurred in the fourth quarter of 2012. The Company further advises the Staff that to date shipments to channel partners included standard payment terms and have only occurred in connection with orders already received by such channel partners from identified end-customers and that have been shipped directly to the identified end-customer, with no rights of return.

Securities and Exchange Commission

February 19, 2013

In future periods, the Company will evaluate each channel partner arrangement for revenue recognition based on the specific terms and conditions.

Note 8. Common Stock

Employee Stock Options, page F-23

40.	We note your disclosure on page 99 that the vesting of certain options will accelerate in the event the company consummates a change in control transaction. Please tell us whether the vesting for any of your outstanding options accelerates upon effectiveness of an initial public offering. If so, tell us what consideration you gave to disclosing this information, your accounting policies for recognizing compensation expense relating to these awards, and any unrecognized compensation expense that will be recognized upon effectiveness of an initial public offering. Further, tell us what consideration you gave to including the effects of these awards in your pro forma presentations on pages 40, 44 and F-26.

The Company supplementally advises the Staff that none of the Company’s outstanding stock options contain provisions that would cause the vesting to accelerate upon the completion of an initial public offering.

Note 13. Segment Information, page F-30

41.	We note your disclosure that the Chief Executive Officer reviews financial information presented on a consolidated basis, accompanied by information about revenue by product line for purposes of allocating resources and evaluating financial performance. Tell us what consideration you gave to disclosing revenues for each product and service or each group of similar products and services as required by ASC 280-10-50-40.

The Company advises the Staff that substantially all of the Company’s product revenue to date is derived from the sale of its Z-Series hardware, which is a family of switching and transport platforms, represented by a group of chassis that supports a variety of interchangeable line cards. Revenue related to the Z-Series is grouped together in the information presented to the Chief Executive Officer. The Company further advises the Staff that its service revenue, which includes installation, training, remote network monitoring services, post-sales software support, SaaS based subscriptions and extended warranty services, represents less than 10% of total revenue in all periods presented and accordingly does not meet the quantitative thresholds for separate disclosure.

Securities and Exchange Commission

February 19, 2013

Signatures

42.	Please indicate the persons who are signing the registration statement in the capacity of principal financial officer and controller or principal accounting officer. Refer to the instructions to the signatures of Form S-1.

The Company advises the Staff that the Company has revised the signature page to the Registration Statement to address the Staff’s comment.

Exhibits

43.	We note that you have not yet submitted some of the exhibits. We will review those exhibits as they are submitted, but you should provide us with a reasonable amount of time for review.

The Company respectfully acknowledges the Staff’s comment and in response the Company has submitted an amendment to the Registration Statement on February 12, 2013 to file certain of the outstanding exhibits. Additionally, the Company has included all additional exhibits available at the time of submission of the revised Registration Statement as filed exhibits thereto. The Company intends to file all exhibits by amendment in advance of seeking to be declared effective, with sufficient time to allow the Staff to review such exhibits, and the Company acknowledges that the Staff’s review of such exhibits may elicit further comments that will have to be addressed prior to the Company’s request for effectiveness.

44.	We note that you intend to request confidential treatment for portions of Exhibit 10.5. Be advised that we will review the application and provide comments separately. Any such comments will need to be resolved prior to the effective date of the registration statement.

The Company respectfully acknowledges the Staff’s comment and confirms that the Company separately submitted a confidential treatment request to the Staff on February 12, 2013 with respect to portions of the Company’s agreement with Flextronics International, Ltd. The Company understands that all comments with respect to the request for confidential treatment will need to be resolved prior to effectiveness of the Registration Statement.

* * * *

Securities and Exchange Commission

February 19, 2013

Please direct any questions with respect to this confidential submission to me at (650) 320-4554 or dsegre@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ David J. Segre
David J. Segre

cc:	Mark A. Floyd, Cyan, Inc. Kenneth M. Siegel, Cyan, Inc.
Robert G. Day, Wilson Sonsini Goodrich & Rosati, P.C.
Michael E. Coke, Wilson Sonsini Goodrich & Rosati, P.C
Eric C. Jensen, Cooley LLP
Andrew S. Williamson, Cooley LLP